Consolidated Balance Sheets (Parentheticals) ¥ in Thousands	Mar. 31, 2021 CNY (¥) ¥ / shares shares	Mar. 31, 2020 CNY (¥) ¥ / shares shares
Statement of Financial Position [Abstract]
Including amounts of the consolidated VIEs (in Dollars and Yuan Renminbi) | ¥	¥ 146,430	¥ 126,025
Preferred share, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.0001	¥ 0.0001
Preferred share, shares authorized	10,000,000	10,000,000
Preferred share, shares issued
Preferred share, shares outstanding
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.0001	¥ 0.0001
Ordinary shares, shares authorized	140,000,000	140,000,000
Ordinary shares, shares issued	4,517,793	4,517,793
Ordinary shares, shares outstanding	4,517,793	4,517,793